Net Loss Per Share	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
Note 13 - Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. For stock options that were exercised by employees issuing promissory notes to the Company, the shares of common stock issued under such exercises are not included in the calculation of basic net loss per share until the underlying promissory notes are fully paid or forgiven.
Diluted net loss per share is computed in a similar manner, but it also includes the effect of potential common shares outstanding during the period, when dilutive. Potential common shares include outstanding stock options, Legacy Volta convertible Preferred Stock, warrants for Legacy Volta common stock and warrants for Legacy Volta Preferred Stock. The dilutive effect of potentially dilutive common shares is reflected in diluted net loss per share by application of the treasury stock method for stock options and warrants, and by application of the if-converted method for the Legacy Volta Preferred Stock. Deposits received for the repayment of the promissory notes for the exercise of stock options are considered in the calculation of diluted net loss per share, in the event the effect is dilutive. To the extent these potential common shares are antidilutive, they are excluded from the calculation of diluted net loss per share.
The following table presents the computation of basic and diluted net loss per share for the periods presented:

	Year ended December 31,
	2021		2020
	Class A Common Shares	Class B Common Shares	Class A Common Shares	Class B Common Shares
Numerator:
Net loss	$(242,163)	$(34,432)	$(12,199)	$(58,356)
Denominator:
Basic shares:
Weighted-average common shares, basic	59,034,393	8,393,797	1,616,740	7,733,885
Diluted shares:
Weighted-average common shares, diluted	59,034,393	8,393,797	1,616,740	7,733,885
Net loss per share attributable to common stockholders:
Basic	$(4.10)	$(4.10)	$(7.55)	$(7.55)
Diluted	$(4.10)	$(4.10)	$(7.55)	$(7.55)
The following weighted average shares of the potentially dilutive outstanding securities for the year ended December 31, 2021 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive given the net loss attributable to common shares. Therefore, the diluted net loss per share is the same as the basic net loss per share for the periods presented.
As a result of the Reverse Recapitalization, the Company has retroactively adjusted the weighted-average number of shares of common stock outstanding then by multiplying them by the exchange ratio of approximately 1.2135 used to determine the number of shares of common stock into which they converted. The common stock issued as a result of the redeemable convertible Preferred Stock conversion on the Closing Date was included in the basic and diluted net loss per share calculation.

	Year ended December 31,
	2021	2020
Anti-dilutive securities
Outstanding stock options - stock plan	30,602,803	6,094,945
Non plan option grants	—	212,363
Convertible Preferred Stock	—	76,493,917
Warrants for common stock	24,328,608	9,974,065
Warrants for Preferred Stock	—	190,210
Options and RSAs exercised under notes receivables	669,522	13,746,080
Unvested RSUs	29,688,046	—
Total anti-dilutive securities	85,288,979	106,711,580
Note 12 - Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. For stock options that were exercised by employees issuing promissory notes to the Company, the shares of common stock issued under such exercises are not included in the calculation of basic net loss per share until the underlying promissory notes are fully paid or forgiven.
Diluted net loss per share is computed in a similar manner, but it also includes the effect of potential common shares outstanding during the period, when dilutive. Potential common shares include outstanding stock options, Legacy Volta convertible preferred stock, warrants for Legacy Volta common stock and warrants for Legacy Volta preferred stock. The dilutive effect of potentially dilutive common shares is reflected in diluted net loss per share by application of the treasury stock method for stock options and warrants, and by application of the if-converted method for the Legacy Volta preferred stock. Deposits received for the repayment of the promissory notes for the exercise of stock options are considered in the calculation of diluted net loss per share, in the event the effect is dilutive. To the extent these potential common shares are antidilutive, they are excluded from the calculation of diluted net loss per share.
The following table presents the computation of basic and diluted net loss per share for the periods presented:

	Three Months Ended March 31,
	2022		2021
	Class A Common Shares	Class B Common Shares	Class A Common Shares	Class B Common Shares
	(in thousands except share and per share)
Numerator:
Net loss	$(43,027)	$(5,122)	$(33,085)	$(32,086)
Denominator:
Basic shares:
Weighted-average common shares, basic	153,696,945	18,294,483	7,974,872	7,733,885
Diluted shares:
Weighted-average common shares, diluted	153,696,945	18,294,483	7,974,872	7,733,885
Net loss per share attributable to common stockholders:
Basic	$(0.28)	$(0.28)	$(4.15)	$(4.15)
Diluted	$(0.28)	$(0.28)	$(4.15)	$(4.15)
The following weighted average shares of the potentially dilutive outstanding securities for the three months ended March 31, 2022 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive given the net loss attributable to common shares. Therefore, the diluted net loss per share is the same as the basic net loss per share for the periods presented.
As a result of the Reverse Recapitalization, the Company has retroactively adjusted the weighted-average number of shares of common stock outstanding then by multiplying them by the exchange ratio of approximately 1.2135 used to determine the number of shares of common stock into which they converted. The common stock issued as a result of the redeemable convertible preferred stock conversion on the Closing Date was included in the basic and diluted net loss per share calculation.

	Three Months Ended March 31,
	2022	2021
Anti-dilutive securities
Outstanding stock options	10,951,266	12,103,528
Non plan option grants		—
Convertible preferred stock	—	66,821,981
Warrants for common stock	24,328,608	12,103,528
Warrants for preferred stock	—	230,820
Options and RSAs exercised under notes receivables	669,522	5,721,421
Unvested RSUs	19,825,356	—
Total anti-dilutive securities	55,774,752	96,981,278